17. Shareholders' Equity (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2017	Nov. 10, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 07, 2015	Dec. 31, 2014	Sep. 30, 2013
Disclosure of classes of share capital [line items]
Number of shares authorized	50,000,000		50,000,000	50,000,000
Par value, per share	$ .001		$ 0.001	$ 0.001
Number of shares outstanding	1,903,723		1,954,651	1,954,651
Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	139,628		85,800	85,800		0
Purchase Agreement [Member] | SIM S.r.l. (SIM) [Member]
Disclosure of classes of share capital [line items]
Number of shares exchanged in discontinued operations					220,000
Number of shares cancelled in discontinued operations					134,200
Purchase Agreement [Member] | SIM S.r.l. (SIM) [Member] | Treasury Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding					85,800
Purchase Agreement [Member] | Nova [Member]
Disclosure of classes of share capital [line items]
Number of shares exchanged in discontinued operations		53,828
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	50,000,000
Par value, per share	$ 0.001
Number of shares outstanding							3,635,344
Forfeiture of founders shares	253,881
Stock options exercised	2,900
Ordinary shares [Member] | Purchase Agreement [Member] | SIM S.r.l. (SIM) [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding					2,294,332